SHORT-TERM BANK LOANS (Details Textual)	9 Months Ended		12 Months Ended
	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY (¥)	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY (¥)	Dec. 31, 2012 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2015 CNY (¥)	Sep. 30, 2014 CNY (¥)	Sep. 29, 2014 USD ($)	Sep. 29, 2014 CNY (¥)	Dec. 04, 2013 USD ($)	Dec. 04, 2013 CNY (¥)	Dec. 03, 2013 USD ($)	Dec. 03, 2013 CNY (¥)	Nov. 28, 2013 USD ($)	Nov. 28, 2013 CNY (¥)	Sep. 30, 2013 USD ($)	Dec. 31, 2012 CNY (¥)
Short-term Debt [Line Items]
Short-Term Bank Loans and Notes Payable	$ 4,547,200		$ 4,547,200			$ 4,583,600											$ 5,542,000
Agricultural Development Bank of China [Member]
Short-term Debt [Line Items]
Short-term Debt, Percentage Bearing Fixed Interest Rate					6.00%				6.60%	6.60%	6.00%	6.00%			6.00%	6.00%		6.00%
Short-Term Bank Loans and Notes Payable	4,547,200		4,547,200		$ 5,525,000			¥ 28,000,000	$ 5,521,600	¥ 34,000,000	$ 2,944,800	¥ 18,000,000			$ 2,617,600	¥ 16,000,000		¥ 34,000,000
Debt Instrument, Maturity Date					Nov. 19, 2013
Ganzhou Guoruitai Guarantee Co., Ltd [Member]
Short-term Debt [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted						$ 4,583,600	¥ 28,000,000		$ 4,547,200	¥ 28,000,000	$ 1,963,200	¥ 12,000,000
Security Deposit													$ 392,640	¥ 2,400,000
Guarantee Fee	$ 90,945	¥ 560,000
November 20 and December 4, 2013 [Member] | Ganzhou Guoruitai Guarantee Co., Ltd [Member]
Short-term Debt [Line Items]
Guarantee Fee			$ 49,080	¥ 300,000